Segment information - Revenues (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($) segment	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Segment information
Number of operating segments | segment	1
Total revenues by geographical location	$ 906,766	$ 785,561	$ 650,752
North America
Segment information
Total revenues by geographical location	308,770	266,429	209,582
Europe (excl. UK)
Segment information
Total revenues by geographical location	295,777	235,522	157,517
UK
Segment information
Total revenues by geographical location	200,024	213,547	223,567
Russia
Segment information
Total revenues by geographical location	52,200	36,905	32,748
APAC
Segment information
Total revenues by geographical location	42,618	26,585	24,689
Other
Segment information
Total revenues by geographical location	$ 7,377	$ 6,573	$ 2,649